Borrowings - Debt classification (Details) - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Borrowings
Non Current Borrowings	$ 2,603.1	$ 2,842.0
Current borrowings	525.9	295.7
Total Borrowings	3,129.0	3,137.7
Borrowings including classified as held for sale	3,129.0	3,234.4
Assets and liabilities classified as held for sale
Borrowings
Non Current Borrowings		82.8
Current borrowings		13.9
Total Borrowings		96.7
Senior Notes
Borrowings
Non Current Borrowings	1,888.8	1,965.5
Current borrowings	334.1	218.4
Debentures and bank term loans
Borrowings
Non Current Borrowings	714.3	876.5
Current borrowings	$ 191.8	77.2
Letters of credit
Borrowings
Current borrowings		$ 0.1